Plan of arrangement and discontinued operations (Details) - USD ($) $ in Thousands	Jun. 30, 2017	May 09, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash	$ 7,766		$ 13,262	$ 14,697	$ 22,786
Long-term Assets
Equipment	120		43
Mineral property interest	513		496
Reclamation deposits and other	19		9
Current liabilities
Accounts payable and accrued liabilities	(478)		(225)
Long-term liabilities
Deferred income taxes	$ 0		0
Mason Resources Corp [Member]
Current assets
Cash		$ 8,843	129
Receivables and prepaids		137	219
Disposal Group, Including Discontinued Operation, Assets, Current		8,980	348
Long-term Assets
Equipment		25	25
Mineral property interest		37,699	38,379
Reclamation deposits and other		481	481
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		38,205	38,885
Current liabilities
Accounts payable and accrued liabilities		(34)	(230)
Long-term liabilities
Deferred income taxes		(2,937)	(3,015)
Net Assets		$ 44,214	$ 35,988